Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Derivatives

Derivatives as at December 31 were comprised of:

	2017			2016

	Assets	Liabilities	Net	Assets	Liabilities	Net

Natural gas derivatives – designated cash flow hedges	$–	$35	$(35)	$–	$44	$(44)
Natural gas derivatives	9	29	(20)	6	53	(47)
Foreign currency derivatives	1	–	1	–	–	–

Total	10	64	(54)	6	97	(91)
Less current portion	(7)	(29)	22	(1)	(41)	40

Long-term portion	$3	$35	$(32)	$5	$56	$(51)